Interim Condensed Consolidated Statements of Changes In Equity - EUR (€) € in Thousands		Total		Private Placement [Member]	ATM [Member]	Execution of rights and Warrants [Member]	Share Capital [Member]		Share Capital [Member] Private Placement [Member]	Share Capital [Member] Coil Acquisition [Member]	Share Capital [Member] ATM [Member]	Share Capital [Member] Execution of rights and Warrants [Member]	Share premium [member]		Share premium [member] Private Placement [Member]	Share premium [member] Coil Acquisition [Member]	Share premium [member] ATM [Member]	Share premium [member] Execution of rights and Warrants [Member]	Accumulated Deficit [member]		Other Equity Components [Member]		Other Equity Components [Member] Coil Acquisition [Member]	Other Equity Components [Member] Execution of rights and Warrants [Member]	Currency Translation Reserve [Member]		Total Equity Parent [Member]		Total Equity Parent [Member] Execution of rights and Warrants [Member]	Non-controlling interests [member]
Balance at Dec. 31, 2022		€ 169,150					€ 45,769						€ 378,240						€ (306,696)		€ 41,240				€ 10,597
Total comprehensive (loss)/income for the period
Loss for the Period		(70,632)	[1]																(70,632)
Other comprehensive income/(loss) for the period		(2,687)	[1]																						(2,687)
Total comprehensive income for the period		(73,319)	[1]																(70,632)						(2,687)
Transactions with owners of the Company
Contribution of equity				€ 44,949	€ 6,216	€ 784			€ 2,260	€ 33	€ 307	€ 250			€ 42,689	€ 2,284	€ 5,909	€ 10,374					€ (2,317)	€ (9,840)
Increase (decrease) through acquisition of subsidiary, equity		1,332																			1,332
Share based payments		10,675																			10,675
Total contributions and distributions		63,956					2,850						61,256								(150)
Total transactions with owners of the Company		(9,363)					2,850						61,256						(70,632)		(150)				(2,687)
Balance at Jun. 30, 2023	[2]	159,787					48,619						439,496						(377,328)		41,090				7,910
Balance at Dec. 31, 2023		149,811					50,352						481,615						(420,195)		32,149				5,868		€ 149,789			€ 22
Total comprehensive (loss)/income for the period
Loss for the Period		(58,235)	[1]																(58,234)								(58,234)			(1)
Other comprehensive income/(loss) for the period		3,873	[1]																						3,873		3,873
Total comprehensive income for the period		(54,362)	[1]																(58,234)						3,873		(54,361)			(1)
Transactions with owners of the Company
Contribution of equity						€ 441						€ 291						€ 8,258						€ (8,108)					€ 441
Share based payments		1,981																			1,981						1,981
Others		(272)					3						(275)														(272)
Total contributions and distributions		2,150					294						7,983								(6,127)						2,150
Total transactions with owners of the Company		(52,212)					294						7,983						(58,234)		(6,127)				3,873		(52,211)			(1)
Balance at Jun. 30, 2024		€ 97,599	[3]				€ 50,646	[4]					€ 489,598	[4]					€ (478,429)	[4]	€ 26,022	[4]			€ 9,741	[4]	€ 97,578	[4]		€ 21	[4]

[1]	Unaudited
[2]	Unaudited
[3]	Unaudited
[4]	Unaudited